10-K Property and Equipment, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2.3	$ 0.7
Amortization of capitalized software	$ 2.1	$ 0.6